Shareholder Report, Average Annual Return (Details) 191566_Amplify Natural Resources Dividend Income ETF_TF_TSR Annual {TF}	12 Months Ended	37 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify Natural Resources Dividend Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Natural Resources Dividend Income ETF NAV
Average Annual Return, Percent	5.67%	10.03%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.27%	17.10%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	16.45%	15.21%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	18.57%